Note 6 - Accrued Liabilities	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

 NOTE 6: ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31,	March 31,
	2022	2022
	(unaudited)
Insurance	$917,407	$343,726
Compensation	499,730	245,179
Taxes	67,207	85,000
Interest	19,727	-
Repairs and Maintenance	30,000	-
Professional fees and consulting costs	19,337	442,793
Total	$1,553,408	$1,116,698